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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.):   [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Account Management, LLC
Address:   17 Arlington Street
           Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter de Roetth
Title:     Principal
Phone:     617-236-4200

Signature, Place, and Date of Signing:


Peter de Roetth (signature on file)      Boston, MA      May 14, 2008
------------------------------------   -------------   ----------------
           [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                                                                  (SEC USE ONLY)

Page 1 of 4                         FORM 13 F

                               Name of Reporting Manager Account Management, LLC

                                                                              Item 6:                                 Item 8:
                                                                       Investment Discretion                     Voting Authority
                                                          Item 5:  -----------------------------                     (Shares)
                           Item 2:  Item 3:     Item 4:  Shares or           (b) Shared-   (c)     Item 7:    ---------------------
         Item 1:          Title of   CUSIP   Fair Market Principal           As Defined  Shared-   Managers               (b)   (c)
     Name of Issuer         Class    Number     Value     Amount    (a) Sole in Instr. V  Other  See Instr. V  (a) Sole Shared None
------------------------- -------- --------- ----------- --------- --------- ----------- ------- ------------ --------- ------ ----
Maxim Integrated Products  Common
                            Stock  57772K101  12,578,795   616,910   616,910                                    616,910
PowerSecure
International, Inc         Common
                            Stock  73936N105  13,311,870 1,131,000 1,131,000                                  1,131,000
XTO Energy Inc.            Common
                            Stock  98385X106   3,731,705    60,325    60,325                                     60,325
Heritage-Crystal
Clean Inc.                 Common
                            Stock  42726M106     689,600    40,000    40,000                                     40,000
Credit Acceptance
Corporation                Common
                            Stock  225310101  11,843,240   762,604   762,604                                    762,604
Diamonds Trust Ser 1       Common
                            Stock  252787106     379,440     3,100     3,100                                      3,100
Ritchie Bros. Auction      Common
                            Stock  767744105   2,751,020    33,500    33,500                                     33,500
Suncor Energy Inc          Common
                            Stock  867229106     626,275     6,500     6,500                                      6,500
Smith & Wesson Holding
Corporation                Common
                            Stock  831756101     125,500    25,000    25,000                                     25,000
Annaly Capital
Management Inc             Common
                            Stock  035710409   1,662,220   108,500   108,500                                    108,500
   COLUMN TOTALS                              47,699,665 2,787,439

                                                                  (SEC USE ONLY)

Page 2 of 4                         FORM 13 F

                               Name of Reporting Manager Account Management, LLC

                                                                              Item 6:                                 Item 8:
                                                                       Investment Discretion                     Voting Authority
                                                          Item 5:  -----------------------------                     (Shares)
                           Item 2:  Item 3:     Item 4:  Shares or           (b) Shared-   (c)     Item 7:    ---------------------
         Item 1:          Title of   CUSIP   Fair Market Principal           As Defined  Shared-   Managers               (b)   (c)
     Name of Issuer        Class     Number     Value     Amount    (a) Sole in Instr. V  Other  See Instr. V  (a) Sole Shared None
------------------------- -------- --------- ----------- --------- --------- ----------- ------- ------------ --------- ------ ----
Indochina Capital          Common
                            Stock  G47690105      93,000    12,000    12,000                                     12,000
Goldcorp Inc               Common
                            Stock  380956409   2,850,063    73,550    73,550                                     73,550
Pan Amer Silver            Common
                            Stock  697900108     475,021    12,380    12,380                                     12,380
Gold Bullion Sec LTD OTC   Common
                            Stock  G4024G101     366,300     3,700     3,700                                      3,700
Kinross Gold CP            Common
                            Stock  496902404   1,397,352    63,200    63,200                                     63,200
Berkshire Hathaway Hld B   Common
                            Stock  084670207  13,365,025     2,988     2,988                                      2,988
Clayton Holdings Inc.      Common
                            Stock  18418N107   2,565,920   553,000   553,000                                    553,000
Heartland Payment Sys Inc. Common
                            Stock  42235N108   4,054,362   176,200   176,200                                    176,200
StreetTracks Gold TR       Common
                            Stock  863307104     857,087     9,480     9,480                                      9,480
   COLUMN TOTALS                              26,024,130   906,498

                                                                  (SEC USE ONLY)

Page 3 of 4                         FORM 13 F

                               Name of Reporting Manager Account Management, LLC

                                                                              Item 6:                                 Item 8:
                                                                       Investment Discretion                     Voting Authority
                                                          Item 5:  -----------------------------                     (Shares)
                           Item 2:  Item 3:     Item 4:  Shares or           (b) Shared-   (c)     Item 7:    ---------------------
        Item 1:           Title of   CUSIP   Fair Market Principal           As Defined  Shared-   Managers               (b)   (c)
    Name of Issuer          Class    Number     Value     Amount    (a) Sole in Instr. V  Other  See Instr. V  (a) Sole Shared None
------------------------- -------- --------- ----------- --------- --------- ----------- ------- ------------ --------- ------ ----
Barrick Gold Corporation   Common
                            Stock  067901108   5,621,300   129,374   129,374                                    129,374
Innerworkings Inc.         Common
                            Stock  45773Y105   8,081,280   576,000   576,000                                    576,000
Parallel Petroleum
Corporation                Common
                            Stock  699157103     596,885    30,500    30,500                                     30,500
Penn West Energy Tru       Common
                            Stock  707885109   1,354,792    48,420    48,420                                     48,420
Conocophillips             Common
                            Stock  20825C104     238,004     3,123     3,123                                      3,123
Canadian Nat Res           Common
                            Stock  136385101     802,055    11,750    11,750                                     11,750
Encana Corporation         Common
                            Stock  292505104   1,363,500    18,000    18,000                                     18,000
Fluor CP (NEW)             Common
                            Stock  343412102   1,924,011    13,630    13,630                                     13,630
GE Electric Co             Common
                            Stock  369604103   3,127,345    84,500    84,500                                     84,500
Petaquilla Minerals LTD    Common
                            Stock  716013107   2,296,800   880,000   880,000                                    880,000
   COLUMN TOTALS                              25,405,972 1,795,297

                                                                  (SEC USE ONLY)

Page 4 of 4                         FORM 13 F

                               Name of Reporting Manager Account Management, LLC

                                                                              Item 6:                                 Item 8:
                                                                       Investment Discretion                     Voting Authority
                                                          Item 5:  -----------------------------                     (Shares)
                           Item 2:  Item 3:     Item 4:  Shares or           (b) Shared-   (c)     Item 7:    ---------------------
         Item 1:          Title of   CUSIP   Fair Market Principal           As Defined  Shared-   Managers               (b)   (c)
     Name of Issuer        Class     Number     Value     Amount    (a) Sole in Instr. V  Other  See Instr. V  (a) Sole Shared None
------------------------- -------- --------- ----------- --------- --------- ----------- ------- ------------ --------- ------ ----
Cepheid                   Common
                           Stock   15670R107   1,292,670    53,000    53,000                                     53,000
                                                                           0                                          0
                                                                           0                                          0
                                                                           0                                          0
                                                                           0                                          0
                                                                           0                                          0
                                               1,292,670    53,000